UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Dryden Core Investment Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	1/31/2006

Date of reporting period:	10/31/2005

Item 1. Schedule of Investments [INSERT REPORT]

Prudential

Dryden Core Investment Fund Taxable Money Market Series

	Schedule of Investments as of October 31, 2005 (Unaudited)
Principal Amount (000)	Description	Value

Asset Backed Securities 0.1%
$ 7,761	Volkswagen Auto Lease Trust 2.985%, 3/20/06	$7,761,092

Certificates of Deposit 22.8%
36,000	American Express Centurion Bank 3.67%, 11/03/05	36,000,000
140,000	Banco Bilbao Vizcay 3.735%, 11/15/05	140,000,000
200,000	Bank of New York 4.55%, 10/27/06	200,000,000
160,000 245,000 150,000	Barclay Bank PLC 3.91%, 5/16/06 3.822%, 7/05/06 3.93%, 11/30/05	159,982,851 244,970,609 150,000,000
100,000	Depfa Bank PLC 3.84%, 11/07/05	100,000,000
140,000	Fortis Bank NV SA 4.30%, 9/28/06	140,000,000
150,000 50,000	HBOS Treasury Services PLC 4.01%, 12/19/05 4.50%, 10/16/06	150,000,000 50,000,000
85,000 185,000	HSBC Bank PLC 3.725%, 11/10/05 3.72%, 11/10/05	84,981,819 185,000,000
100,000	Royal Bank of Scotland PLC 4.30%, 9/28/06	100,000,000
210,000	Societe Generale 4.50%, 10/13/06	210,000,000
200,000 211,000	Suntrust Bank Atlanta 3.78%, 11/22/05 3.73%, 5/12/06	200,000,000 210,990,876
145,000 100,000 25,000 175,000	Toronto Dominion Bank 3.03%, 12/30/05 4.022%, 8/07/06 4.19%, 9/22/06 4.225%, 9/26/06	145,000,000 100,000,000 25,000,000 175,000,000
230,000 100,000	Wells Fargo Bank N.A. 4.03%, 12/02/05 4.01%, 7/21/06	229,998,027 100,000,000

		3,136,924,182

Commercial Paper 29.3%
90,500	Allianz Finance Corp. 4.08%, 12/06/05(d)(f)	90,153,335
40,000 49,750	Amsterdam Funding Corp. 4.07%, 11/01/05(d)(f) 4.08%, 11/09/05(d)(f)	40,000,000 49,707,436
100,000	Barclays U.S. Funding Corp. 4.04%, 11/01/05(d)	100,000,000

50,000 34,618 80,743	Barton Capital Corp. 4.10%, 11/21/05(d)(f) 4.11%, 12/05/05(d)(f) 4.11%, 12/06/05(d)(f)	49,888,056 34,486,567 80,427,429
144,000	Cafco LLC 4.07%, 11/01/05(d)(f)	144,000,000
75,000	Ciesco LLC 4.07%, 11/01/05(d)(f)	75,000,000
140,000 50,000 156,045	Citigroup Funding, Inc. 4.04%, 11/02/05(d) 4.08%, 12/09/05(d) 4.08%, 12/12/05(d)	139,985,183 49,790,472 155,327,020
95,000	Edison Asset Securitization LLC 4.07%, 11/02/05(d)(f)	94,990,421
51,155 112,688 110,078 100,000	Falcon Asset Securities Corp. 4.08%, 11/09/05(d)(f) 4.09%, 11/14/05(d)(f) 4.10%, 11/23/05(d)(f) 4.10%, 12/02/05(d)(f)	51,111,234 112,529,705 109,808,920 99,652,972
200,000	General Electric Capital Corp. 4.08%, 12/13/05(d)	199,066,667
200,000	Goldman Sachs Group, Inc. 3.739%, 11/23/06(d)(f)	200,000,000
66,000 100,000 50,000 87,000	Greenwich Capital Holdings, Inc. 4.17%, 1/27/06(d) 3.90%, 3/08/06(d) 3.90%, 5/05/06(d) 3.90%, 5/11/06(d)	65,393,900 100,000,000 50,000,000 87,000,000
125,000 85,000	HSBC Finance Corp. 4.04%, 11/01/05(d) 4.04%, 11/03/05(d)	125,000,000 85,000,000
62,158	Long Lane Master Trust 4.10%, 11/21/05(d)(f)	62,019,871
38,000	Market Street Funding Corp. 4.08%, 11/07/05(d)(f)	37,975,680
289,000 181,000 80,000	Park Granada LLC 4.09%, 11/14/05(d)(f) 4.10%, 11/29/05(d)(f) 4.12%, 12/27/05(d)(f)	288,576,294 180,430,554 79,491,022
18,340	Preferred Receivable Funding 4.08%, 11/08/05(d)(f)	18,326,270
138,000 60,000	Prudential PLC 4.05%, 11/07/05(d) 4.05%, 11/09/05(d)(f)	137,915,130 59,950,800
144,400 10,000 380,000	Sheffield Receivables 4.07%, 11/01/05(d)(f) 4.07%, 11/03/05(d)(f) 4.08%,11/07/05(d)(f)	144,400,000 9,997,878 379,757,917
200,000	Tulip Funding Corp. 4.10%, 11/30/05(d)(f)	199,349,111
50,000	Windmill Funding Corp. 4.07%, 11/01/05(d)(f)	50,000,000

		4,036,509,844

Municipal Bonds 0.2%
29,465	Massachusetts St. Health & Educational, Harvard University(b) 4.02%, 7/01/29	29,465,000

Corporate Obligations 24.8%
129,000	American Express Credit Corp. M.T.N. 3.96%, 11/03/06	129,030,004
34,000	Citigroup Funding, Inc. 5.50%, 8/09/06	34,235,509
111,000	General Electric Capital Corp. 4.04%, 11/09/06	111,000,000
125,000	4.111%, 8/15/06(c) (cost $125,000,000; purchased 7/21/05)	125,000,000
22,000	4.111%, 7/24/06(c) (cost $22,000,000; purchased 7/21/05)	22,000,000
25,000	General Electric Capital Corp. M.T.N. 4.07%, 11/17/06	25,000,000
160,000	Goldman Sachs Group, Inc. 4.10%, 6/23/06	160,000,000
50,000	HSBC Finance Corp. 4.266, 10/27/06	50,034,305
218,000	Irish Life & Permanent PLC 4.023%, 11/21/06(f)	217,985,684
57,500	J.P. Morgan Chase 3.92%, 6/02/06	57,527,557
170,000 184,000	Merrill Lynch & Co., Inc. M.T.N. 3.894%, 11/03/06 4.14%, 11/11/06	170,000,000 184,000,000
50,000	Metropolitan Life Insurance Co. 3.763%, 2/01/06(c) (cost $50,000,000; purchased 2/09/2004)	50,000,000
102,000	3.93%, 10/02/06(c) (cost $102,000,000; purchased 12/29/04)	102,000,000
144,000 200,000 177,000	Morgan Stanley Dean Witter Co. M.T.N. 3.85%, 11/03/06 3.894%, 11/03/06 4.10%, 11/26/06	144,000,000 200,000,000 177,000,000
50,000 60,000	National City Bank M.T.N. 4.051%, 7/26/06 3.97%, 6/28/06	50,014,123 59,998,866
195,000	Nordea Bank AB 3.92%, 11/11/06(f)	195,000,000
36,000	Pacific Life Insurance Co. 3.994%, 10/13/06	36,000,000
180,000	Skandinav Enskilda Bank NY 3.97%, 11/16/06(f)	180,000,000
84,000	Travelers Insurance Co. 4.01%, 7/07/06(c) (cost $84,000,000; purchased 7/08/05)	84,000,000
50,000	3.931%, 2/24/06(c) (cost $50,000,000; purchased 2/25/05)	50,000,000
290,000	U.S. Bank N.A. 3.761%, 12/05/05	290,010,458
80,000	United of Omaha Life Insurance Co. 3.881%, 12/06/05(c) (cost $80,000,000; purchased 12/5/04)	80,000,000
340,000	Wells Fargo & Co. 3.82%, 11/03/06	339,999,999
89,000	Westpac Banking Corp. M.T.N. 3.844%, 10/11/06	89,000,493

		3,412,836,998

Time Deposit 5.6%
	Societe Generale

150,000	3.97%, 11/01/05	150,000,000
394,514	State Street Bank and Trust Co. 4.03%, 11/01/05	394,514,000
226,072	Suntrust Bank Atlanta 3.96%, 11/01/05	226,072,000

		770,586,000

Loan Participation 0.8%
108,000	Countrywide Home Loans, Inc. 4.10%, 11/14/05	108,000,000

U.S. Government Agencies 2.3%
34,235 23,840	Federal Home Loan Bank 2.875%, 5/23/06-8/15/06 3.75%, 6/30/06	33,956,233 23,798,912
30,000 36,000 200,000	Federal National Mortgage Association 5.25%, 6/15/06 4.10%, 8/22/06 3.77%, 9/07/06(b)	30,220,455 35,997,293 199,875,309

		323,848,202

Repurchase Agreements 14.0%(e)
150,000	Barclays Capital 4.03% dated 10/31/05 due 11/01/05, in the amount of $150,000,000, repurchase price $150,016,792. The value of collateral including accrued interest is $153,000,927.	150,000,000
472,000	BNP Paribas 4.03% dated 10/31/05 due 11/01/05, in the amount of $472,000,000, repurchase price $472,052,838. The value of collateral including accrued interest is $481,440,379	472,000,000
422,000	Credit Suisse First Boston 4.03% dated 10/31/05 due 11/01/05, in the amount of $422,000,000, repurchase price $422,047,241. The value of collateral including accrued interest is $430,441,614.	422,000,000
472,000	Deutsche Bank 4.03% dated 10/31/05 due 11/01/05, in the amount of $472,000,000, repurchase price $472,052,838. The value of collateral including accrued interest is $481,440,000.	472,000,000
209,918	Greenwich Capital 4.04% dated 10/31/05 due 11/01/05, in the amount of $209,918,000, repurchase price $209,941,557. The value of collateral including accrued interest is $214,119,480.	209,918,000
200,000	Salomon Smith Barney 4.05% dated 10/31/05 due 11/01/05, in the amount of $200,000,000, repurchase price $200,022,500. The value of collateral including accrued interest is $204,000,967.	200,000,000

		1,925,918,000
	Total Investments 99.9%
	(amortized cost $13,751,849,318)(a)	13,751,849,318
	Other assets in excess of liabilities 0.1%	19,076,670

	Net Assets 100.0%	$13,770,925,988

(a)	The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.
(b)	Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(c)	Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is $513,000,000 The aggregate value, $513,000,000 represents 3.7% of the net assets.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Repurchase agreements are collateralized by U.S Treasury or Federal agency obligations.
(f)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

LLC—Limited Liability Company.

M.T.N.—Medium Term Note.

N.A. —National Association (National Bank).

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the –counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days, are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United State financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Core Investment Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date December 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date December 21, 2005

By (Signature and Title)*	/s/ Jack Benintende
Jack Benintende
Acting Principal Financial Officer

Date December 21, 2005

*	Print the name and title of each signing officer under his or her signature.